Greenberg Traurig, P.A.

1221 Brickell Avenue

Miami, Florida 33131

Jaret L. Davis

(305) 579-0676

May 22, 2006

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-0404

RE:	Devcon International Corp.

Information Statement filed on Schedule 14C

Ladies and Gentlemen:

On behalf of our client, Devcon International Corp., a Florida corporation (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is an Information Statement filed on Schedule 14C (the “Information Statement”). The Company has previously transmitted a wire in the amount of $13,100 in payment of the applicable fee for the Information Statement.

Please call the undersigned at the telephone number set forth above or Robert L. Grossman at (305) 579-0756 with any questions or comments you may have regarding the Information Statement. With respect to accounting questions or comments, you may call George M. Hare, the Company’s Chief Financial Officer, at (954) 429-1500 ext. 102. In addition, please send all written correspondence directly to the undersigned and Robert L. Grossman of Greenberg Traurig, P.A., 1221 Brickell Avenue, Miami, Florida 33131, facsimile (305) 579-0717, with copies to George M. Hare, the Company’s Chief Financial Officer, at 595 South Federal Highway, Suite 500, Boca Raton, Florida 33432, telecopy (954) 427-2936.

Sincerely, GREENBERG TRAURIG, P.A.

By:	/s/ Jaret L. Davis
Jaret L. Davis

cc:	Devcon International Corp.